WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Warrants Tables
Warrants outstanding

The Company has the following shares of common stock reserved for the warrants outstanding as of June 30, 2014:

	June 30, 2014
		Weighted
		Average
		Exercise
	Shares	Price
Warrants outstanding – beginning of year	19,550,817	$0.17
Warrants exercised	(9,367,287)	0.19
Warrants granted	5,701,754	0.30
Warrants expired	-	-

Warrants outstanding – end of period	15,885,284	$0.21

The Company has the following shares of common stock reserved for the warrants outstanding as of December 31, 2013:

	December 31, 2013
		Weighted
		Average
		Exercise
	Shares	Price
Warrants outstanding – beginning of year	6,711,733	$0.35
Warrants exercised	-	-
Warrants granted	12,839,084	0.08
Warrants expired	-	-

Warrants outstanding – end of period	19,550,817	$0.17

Weighted exercise price and weighted fair value of the warrants granted
June 30, 2014
Weighted
	Average	Weighted
	Exercise	Average
	Price	Fair Value

Weighted average of warrants granted during the three months whose exercise price exceeded fair market value at the date of grant	$0.30	$0.45

Weighted average of warrants granted during the nine months whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

The weighted exercise price and weighted fair value of the warrants granted by the Company as of December 31, 2013, are as follows:

	December 31, 2013
	Weighted Average Exercise Price	Weighted Average Fair Value

Weighted average of warrants granted during the nine months whose exercise price exceeded fair market value at the date of grant	$0.32	$0.46

Weighted average of warrants granted during the nine months whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

Summarizes information about fixed-price warrants outstanding
	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise Prices	June 30, 2014	Contractual Life	Average Exercise Price

$0.33	5,540,400	13 Months	$0.33
$0.46	600,000	13 Months	$0.46
$ 0.46	150,000	7 Months	$0.46
$0.85	40,000	10 Months	$0.85
$0.40	333,333	14 Months	$0.40
$0.33	439,637	17 Months	$0.33
$ 0.16	750,000	21 Months	$0.16
$0.06	7,067,002	51 Months	$0.06
$0.30	964,912	47 Months	$0.30
	15,885,284

The following table summarizes information about fixed-price warrants outstanding:

	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	December 31,	Contractual	Average
Prices	2013	Life	Exercise Price
$0.33	5,588,400	9 Months	$0.33
$0.46	600,000	20 Months	$0.46
$0.46	150,000	25 Months	$0.46
$0.85	40,000	16 Months	$0.85
$0.40	333,333	20 Months	$0.40
$0.33	515,637	48 Months	$0.33
$0.13	352,978	51 Months	$0.13
$0.16	875,000	51 Months	$0.16
$0.12	116,674	52 Months	$0.12
$0.11	102,733	52 Months	$0.11
$0.05	267,391	55 Months	$0.05
$0.06	10,608,671	57 Months	$0.06
	19,550,817